Nature of the Business and Going Concern	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Accounting Policies [Abstract]
Nature of the Business and Going Concern

1.) Nature of the Business and Going Concern

Algae Dynamics Corp. (the “Company”) was incorporated under the Canada Business Corporations Act on October 7, 2008 as Converted Carbon of Canada Corp. On November 19, 2010, the Company amended its Articles of Incorporation to change its name to Converted Carbon Technologies Corp. and a further amendment was approved by the shareholders on August 28, 2014 to change the name to Algae Dynamics Corp.

The Company is a nutrient ingredient company and has developed a scalable Pure-BioSilo™ for sanitary cultivation of microalgae targeted to the functional food and beverage additives and supplement markets. The Company’s planned principal operations are the design, engineering and manufacturing of a proprietary algae cultivation system for the high volume production of pure contaminant-free algae biomass. The Company is currently conducting research and development activities to operationalize certain technology currently in the allowed patent application stage, so it can produce pure contaminate-free algae biomass.

During the year ended March 31, 2014, the Company secured a research facility in Mississauga, Ontario, which houses all of its employees and research and development activities. In May 2016, the Company signed a Letter of Engagement with Midtown Partners & Co, LLC to raise additional equity capital to support the implementation of its business plan.

The Company filed a Form S-1 registration Statement with the U.S Securities and Exchange Commission (SEC) as an initial registration of common shares. The registration was declared effective by the SEC on November 21, 2014. The Company’s stock began trading on September 17, 2015.

The Company’s activities are subject to significant risks and uncertainties, including failing to obtain patents and failing to secure additional funding to operationalize the Company’s current technology before another company develops similar technology.

These condensed interim financial statements have been prepared on the basis of a going concern, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company is in the development stage and has not yet realized profitable operations and has relied on non-operational sources to fund operations. The Company has suffered recurring losses and additional future losses are anticipated as the Company has not yet been able to generate revenue. In addition, as of September 30, 2016, the Company has a working capital deficiency of $677,356 (March 31, 2016 - $765,356) and an accumulated deficit of $4,380,135 (March 31, 2016 - $3,723,368). The Company’s ability to continue as a going concern is dependent on successfully executing its business plan, which includes the raising of additional funds. The Company will continue to seek additional forms of debt or equity financing, but it cannot provide assurances that it will be successful in doing so. These circumstances raise substantial doubt as to the ability of the Company to meet its obligations as they come due and accordingly, the appropriateness of the use of accounting principles applicable to a going concern. The accompanying condensed interim financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Such adjustments could be material.

1.)	Nature of the Business and Going Concern

Algae Dynamics Corp. (the “Company”) was incorporated under the Canada Business Corporations Act on October 7, 2008 as Converted Carbon of Canada Corp. On November 19, 2010, the Company amended its Articles of Incorporation to change its name to Converted Carbon Technologies Corp. and a further amendment was approved by the shareholders on August 28, 2014 to change the name to Algae Dynamics Corp.

The Company is a nutrient ingredient company and has developed a scalable Pure-BioSilo™ for sanitary cultivation of microalgae targeted to the functional food and beverage additives and supplement markets. The Company’s planned principal operations are the design, engineering and manufacturing of a proprietary algae cultivation system for the high volume production of pure contaminant-free algae biomass. The Company is currently conducting research and development activities to operationalize certain technology currently in the allowed patent application stage, so it can produce pure contaminate-free algae biomass.

During the year ended March 31, 2014, the Company secured a research facility in Mississauga, Ontario, which houses all of its employees and research and development activities. The Company is also in the process of raising additional equity capital to support the completion of its development activities to begin production of pure contaminate-free algae biomass as soon as possible.

The Company filed a Form S-1 registration Statement with the U.S Securities and Exchange Commission (SEC) as an initial registration of common shares. The registration was declared effective by the SEC on November 21, 2014. The Company’s stock began trading on September 17, 2015.

The Company’s activities are subject to significant risks and uncertainties, including failing to obtain patents and failing to secure additional funding to operationalize the Company’s current technology before another company develops similar technology.

These financial statements have been prepared on the basis of a going concern, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company is in the development stage and has not yet realized profitable operations and has relied on non-operational sources to fund operations. The Company has suffered recurring losses and additional future losses are anticipated as the Company has not yet been able to generate revenue. In addition, as of March 31, 2016, the Company has a working capital deficiency of $765,356 (2015 - $845,406) and an accumulated deficit of $3,723,368 (2015 - $1,809,373). The Company’s ability to continue as a going concern is dependent on successfully executing its business plan, which includes the raising of additional funds. The Company will continue to seek additional forms of debt or equity financing, but it cannot provide assurances that it will be successful in doing so. These circumstances raise substantial doubt as to the ability of the Company to meet its obligations as they come due and accordingly, the appropriateness of the use of accounting principles applicable to a going concern. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Such adjustments could be material.